Consolidated Income Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 [1]
Profit (loss) [abstract]
Interest and similar income	£ 2,997	£ 3,001
Interest expense and similar charges	(1,326)	(1,190)
Net interest income	1,671	1,811
Fee and commission income	540	584
Fee and commission expense	(205)	(204)
Net fee and commission income	335	380
Net trading and other income	111	121
Total operating income	2,117	2,312
Operating expenses before credit impairment losses, provisions and charges	(1,267)	(1,285)
Credit impairment losses	(69)	(91)
Provisions for other liabilities and charges	(206)	(33)
Total operating credit impairment losses, provisions and charges	(275)	(124)
Profit before tax	575	903
Tax on profit	(164)	(233)
Profit after tax for the period	411	670
Attributable to:
Equity holders of the parent	385	641
Non-controlling interests	26	29
Profit after tax for the period	£ 411	£ 670

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.